Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 10.9%
Airbus SE	170,331	$26,623,708
Dassault Aviation SA	5,667	1,129,185
Safran SA	104,102	24,291,594
Thales SA	26,566	3,975,308
		56,019,795
Automobile Components — 1.2%
Cie Generale des Etablissements Michelin SCA	191,500	6,230,058
Automobiles — 0.5%
Renault SA	54,992	2,360,028
Banks — 5.2%
BNP Paribas SA	291,675	17,435,079
Credit Agricole SA	303,771	4,068,362
Societe Generale SA	206,469	5,473,999
		26,977,440
Beverages — 1.3%
Pernod Ricard SA	58,150	6,514,836
Building Products — 2.3%
Cie de Saint-Gobain SA	129,930	11,863,827
Capital Markets — 0.7%
Amundi SA(a)	17,699	1,152,924
Euronext NV(a)	22,414	2,500,885
		3,653,809
Chemicals — 5.6%
Air Liquide SA	165,750	27,570,061
Arkema SA	16,154	1,281,762
		28,851,823
Construction & Engineering — 3.6%
Bouygues SA	54,350	1,617,815
Eiffage SA	21,035	1,899,262
Vinci SA	143,396	15,156,075
		18,673,152
Consumer Staples Distribution & Retail — 0.5%
Carrefour SA	155,624	2,369,986
Diversified REITs — 0.2%
Covivio SA/France	16,020	878,768
Diversified Telecommunication Services — 1.1%
Orange SA	534,083	5,692,268
Electrical Equipment — 9.3%
Legrand SA	75,251	7,550,647
Schneider Electric SE	156,756	40,383,617
		47,934,264
Entertainment — 0.2%
Bollore SE	205,017	1,264,887
Financial Services — 0.6%
Edenred SE	70,256	2,325,570
Eurazeo SE	11,999	881,921
		3,207,491
Food Products — 2.5%
Danone SA	185,234	12,669,944
Health Care Equipment & Supplies — 4.3%
BioMerieux	11,980	1,252,422
Security	Shares	Value
Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	85,205	$20,711,073
		21,963,495
Hotels, Restaurants & Leisure — 1.1%
Accor SA	55,926	2,583,280
La Francaise des Jeux SAEM(a)	29,246	1,156,548
Sodexo SA	25,449	2,113,807
		5,853,635
Household Durables — 0.1%
SEB SA	7,204	684,425
Insurance — 3.4%
AXA SA	504,767	17,592,571
IT Services — 1.4%
Capgemini SE	44,533	7,158,685
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	38,970	1,928,165
Sartorius Stedim Biotech	8,339	1,591,191
		3,519,356
Machinery — 0.4%
Alstom SA(b)(c)	98,901	2,227,751
Media — 1.8%
Publicis Groupe SA	65,654	7,131,985
Vivendi SE	205,757	1,891,535
		9,023,520
Metals & Mining — 0.7%
ArcelorMittal SA	134,275	3,375,921
Multi-Utilities — 2.8%
Engie SA	523,559	8,346,022
Veolia Environnement SA	201,694	5,879,509
		14,225,531
Office REITs — 0.3%
Gecina SA	13,162	1,325,827
Oil, Gas & Consumable Fuels — 7.0%
TotalEnergies SE	618,554	35,950,443
Personal Care Products — 4.6%
L'Oreal SA	68,840	23,952,581
Pharmaceuticals — 6.4%
Ipsen SA	10,844	1,254,104
Sanofi SA	327,358	31,795,358
		33,049,462
Professional Services — 0.8%
Bureau Veritas SA	91,103	2,774,502
Teleperformance SE	15,550	1,464,264
		4,238,766
Retail REITs — 0.9%
Klepierre SA	61,467	1,857,887
Unibail-Rodamco-Westfield, New	33,902	2,778,839
		4,636,726
Semiconductors & Semiconductor Equipment — 1.0%
STMicroelectronics NV	195,912	5,023,762
Software — 1.3%
Dassault Systemes SE	191,843	6,621,809
Textiles, Apparel & Luxury Goods — 14.4%
Hermes International SCA	9,086	19,831,344

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Kering SA	21,346	$4,998,309
LVMH Moet Hennessy Louis Vuitton SE	78,854	49,432,675
		74,262,328
Trading Companies & Distributors — 0.3%
Rexel SA	63,807	1,649,302
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	10,000	1,158,201
Getlink SE	87,176	1,425,517
		2,583,718
Total Long-Term Investments — 99.9% (Cost: $580,399,159)		514,081,990
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	1,831,703	1,832,619
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	390,000	390,000
Total Short-Term Securities — 0.4% (Cost: $2,222,635)		2,222,619
Total Investments — 100.3% (Cost: $582,621,794)		516,304,609
Liabilities in Excess of Other Assets — (0.3)%		(1,405,579)
Net Assets — 100.0%		$514,899,030

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$288,220	$1,544,387 (a)	$—	$80	$(68)	$1,832,619	1,831,703	$369 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—	(140,000)(a)	—	—	390,000	390,000	6,539	—
				$80	$(68)	$2,222,619		$6,908	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	15	12/20/24	$1,149	$(32,096)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI France ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,113,807	$511,968,183	$—	$514,081,990
Short-Term Securities
Money Market Funds	2,222,619	—	—	2,222,619
	$4,336,426	$511,968,183	$—	$516,304,609
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(32,096)	$—	$(32,096)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.